Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Property	Legal and other	Total

At 1 January 2025	15	21	36

Provisions made during the year	–	9	9

Provisions reversed during the year	(5)	(2)	(7)

Provisions used during the year	–	(19)	(19)
Acquisition of businesses (note 30)	–	1	1

At 31 December 2025	10	10	20

Summary of Analysis of Provisions

			2025

All figures in £ millions	Property	Legal and other	Total

Current	4	4	8

Non-current	6	6	12

	10	10	20

			2024

Current	3	20	23

Non-current	12	1	13

	15	21	36